Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Class B ordinary shares, private placement units, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares and warrants issuable upon the exercise of the private placement units and units that may be issued upon conversion of Working Capital Loans and upon conversion of the Class B ordinary shares) are entitled to registration rights pursuant to a registration rights agreement dated August 10, 2021 requiring the Company to register such securities for resale (in the case of the Class B ordinary shares, only after conversion to Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of effectiveness to purchase up to an additional 3,000,000 Units at the Initial Public Offering price less the underwriting discounts and commissions. The option expired on September 25, 2021.

The underwriter was entitled to an underwriting discount of approximately $4.0 million, paid upon the closing of the Initial Public Offering. In addition, approximately $7.0 million was recorded as payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Fee Arrangements

On October 21, 2022, the Company entered into an arrangement with Canaccord Genuity LLC (“Canaccord”) to obtain financial advisory and equity capital market advisory services and to act as the Company’s placement agent in connection with raising capital with a specific target in its search for a Business Combination. Canaccord would be entitled to a capital markets advisory fee of $1.0 million. In addition, Canaccord would also be entitled to a discretionary incentive fee of $250,000. Per the arrangement, the capital markets advisory fee and discretionary incentive fee for these services is contingent upon the closing of a Business Combination and therefore are not included as liabilities on the accompanying condensed consolidated balance sheets. Under the arrangement, the Company will also reimburse Canaccord for reasonable expenses. As of March 31, 2023, no expenses have been claimed.

Pursuant to the SEPA, New African Agriculture will pay to Yorkville a commitment fee of $1.0 million, which is to be paid on the SEPA Effective Date. New African Agriculture can elect to pay the commitment fee by issuing New African Agriculture Common Stock to Yorkville in an amount equal to the commitment fee divided by the average daily VWAP for the five consecutive trading days prior to the SEPA Effective Date. Per the arrangement, the Yorkville commitment fee is contingent upon the closing of a Business Combination and therefore is not included as a liability on the accompanying condensed consolidated balance sheets.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Class B ordinary shares, private placement units, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares and warrants issuable upon the exercise of the private placement units and units that may be issued upon conversion of Working Capital Loans and upon conversion of the Class B ordinary shares) are entitled to registration rights pursuant to a registration rights agreement dated August 10, 2021 requiring the Company to register such securities for resale (in the case of the Class B ordinary shares, only after conversion to Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities.

In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of effectiveness to purchase up to an additional 3,000,000 Units at the Initial Public Offering price less the underwriting discounts and commissions. The option expired on September 25, 2021.

The underwriter was entitled to an underwriting discount of approximately $4.0 million, paid upon the closing of the Initial Public Offering. In addition, approximately $7.0 million was recorded as payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Fee Arrangement

On October 21, 2022 the Company entered into an arrangement with Canaccord Genuity LLC (“Canaccord”) to obtain financial advisory and equity capital market advisory services and to act as the Company’s placement agent in connection with raising capital with a specific target in its search for a Business Combination. Canaccord would be entitled to a capital markets advisory fee of $1.0 million. In addition, Canaccord would also be entitled to a discretionary incentive fee of $250,000. Per the arrangement, the capital markets advisory fee and discretionary incentive fee for these services is contingent upon the closing of a Business Combination and therefore are not included as liabilities on the accompanying consolidated balance sheets. Under the arrangement, the Company will also reimburse Canaccord for reasonable expenses. As of December 31, 2022, no expenses have been claimed.